Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Apr. 01, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Total assets		¥ 297,185,019			¥ 292,557,355	¥ 280,875,706
Consolidated assets, Cash and due from banks		25,682,741			8,656,322	¥ 3,353,236	¥ 3,689,228
Consolidated assets, Interest-earning deposits in other banks		38,327,029			41,017,579
Consolidated assets, Trading account assets		41,320,049			50,825,399
Consolidated assets, Investment securities		43,233,581			45,647,614
Consolidated assets, Loans		117,032,784			121,679,828
Total liabilities		282,420,311			277,709,088
Consolidated liabilities, Deposits		190,401,623			181,438,087
Consolidated liabilities, Other short-term borrowings		7,969,521			9,357,728
Consolidated liabilities, Long-term debt		27,743,443			21,959,136
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets		15,173,861			10,873,459
Consolidated assets, Cash and due from banks		186			1,409
Consolidated assets, Interest-earning deposits in other banks		12,048			52,527
Consolidated assets, Trading account assets		539,809			2,048,039
Consolidated assets, Investment securities		1,637,587			1,383,637
Consolidated assets, Loans		12,713,190			7,194,695
Consolidated assets, All other assets		271,041			193,152
Total liabilities		619,462			869,212
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings		22,044			37,892
Consolidated liabilities, Long-term debt		547,971			691,400
Consolidated liabilities, All other liabilities		49,447			139,920
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets		21,963,022			18,061,874
Consolidated assets, Cash and due from banks		49,038			53,346
Consolidated assets, Interest-earning deposits in other banks		84,554			155,938
Consolidated assets, Trading account assets		556,723			2,059,584
Consolidated assets, Investment securities		1,706,673			1,438,423
Consolidated assets, Loans		19,276,160			14,155,543
Consolidated assets, All other assets		289,874			199,040
Total liabilities		21,149,739			15,767,170
Consolidated liabilities, Deposits		6,676,198			7,108,450
Consolidated liabilities, Other short-term borrowings		5,477,471			5,604,156
Consolidated liabilities, Long-term debt		8,317,087			2,377,040
Consolidated liabilities, All other liabilities		678,983			677,524
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets		7,332,485			7,262,291
Consolidated assets, Cash and due from banks		48,688			53,051
Consolidated assets, Interest-earning deposits in other banks		34,690			61,770
Consolidated assets, Trading account assets		23,423			16,674
Consolidated assets, Investment securities		1,485,377			1,304,254
Consolidated assets, Loans		5,733,202			5,819,188
Consolidated assets, All other assets		7,105			7,354
Total liabilities		7,357,874			7,274,698
Consolidated liabilities, Other short-term borrowings		5,397,811			5,560,088
Consolidated liabilities, Long-term debt		1,379,498			1,097,088
Consolidated liabilities, All other liabilities		580,565			617,522
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	712,694			2,206,443
Consolidated assets, Interest-earning deposits in other banks	[1]	9,020			86,802
Consolidated assets, Trading account assets	[1]	511,924			2,024,839
Consolidated assets, Investment securities	[1]	15,611			202
Consolidated assets, All other assets	[1]	176,139			94,600
Total liabilities	[1]	2,882			37,031
Consolidated liabilities, All other liabilities	[1]	2,882			37,031
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets		226,380			255,692
Consolidated assets, Interest-earning deposits in other banks		2,310			5,274
Consolidated assets, Loans		172,008			192,898
Consolidated assets, All other assets		52,062			57,520
Total liabilities		135,667			151,725
Consolidated liabilities, Other short-term borrowings		573			562
Consolidated liabilities, Long-term debt		128,804			144,047
Consolidated liabilities, All other liabilities		6,290			7,116
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets		77,211			16,963
Consolidated assets, Trading account assets		20,783			16,963
Consolidated assets, Investment securities		56,428
Total liabilities		76,713			16,974
Consolidated liabilities, Other short-term borrowings		4,000
Consolidated liabilities, Long-term debt		72,096			16,000
Consolidated liabilities, All other liabilities		617			974
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets		6,798,561	[2]		1,164,406
Consolidated assets, Loans		6,775,344	[2]		1,140,164
Consolidated assets, All other assets		23,217	[2]		24,242
Total liabilities		6,768,108	[2]		1,139,762
Consolidated liabilities, Other short-term borrowings		29,637	[2]		21,400
Consolidated liabilities, Long-term debt		6,734,855	[2]		1,117,834
Consolidated liabilities, All other liabilities		3,616	[2]		528
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member] | Housing Loan Trusts [Member]
Variable Interest Entity [Line Items]
Total assets		5,793,956
Total liabilities		5,793,956
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets		6,749,808			7,131,055
Consolidated assets, Interest-earning deposits in other banks		7,681			1,368
Consolidated assets, Trading account assets		593			1,108
Consolidated assets, Investment securities		149,205			133,909
Consolidated assets, Loans		6,578,701			6,979,432
Consolidated assets, All other assets		13,628			15,238
Total liabilities		6,743,464			7,122,766
Consolidated liabilities, Deposits		6,676,198			7,108,450
Consolidated liabilities, All other liabilities		67,266			14,316
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets		65,883			25,024
Consolidated assets, Cash and due from banks		350			295
Consolidated assets, Interest-earning deposits in other banks		30,853			724
Consolidated assets, Investment securities		52			58
Consolidated assets, Loans		16,905			23,861
Consolidated assets, All other assets		17,723			86
Total liabilities		65,031			24,214
Consolidated liabilities, Other short-term borrowings		45,450			22,106
Consolidated liabilities, Long-term debt		1,834			2,071
Consolidated liabilities, All other liabilities		17,747			37
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets		(6,789,161)			(7,188,415)
Consolidated assets, Cash and due from banks		(48,852)			(51,937)
Consolidated assets, Interest-earning deposits in other banks		(72,506)			(103,411)
Consolidated assets, Trading account assets		(16,914)			(11,545)
Consolidated assets, Investment securities		(69,086)			(54,786)
Consolidated assets, Loans		(6,562,970)			(6,960,848)
Consolidated assets, All other assets		(18,833)			(5,888)
Total liabilities		(10,843,144)			(4,415,123)
Consolidated liabilities, Deposits					(1,315)
Consolidated liabilities, Other short-term borrowings		(3,034,973)			(2,705,460)
Consolidated liabilities, Long-term debt		(7,766,722)			(1,682,442)
Consolidated liabilities, All other liabilities		(41,449)			(25,906)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities		(9,687,133)			(10,482,835)
Consolidated liabilities, Deposits		(6,676,198)			(7,107,135)
Consolidated liabilities, Other short-term borrowings		(2,420,454)			(2,860,804)
Consolidated liabilities, Long-term debt		(2,394)			(3,198)
Consolidated liabilities, All other liabilities		¥ (588,087)			¥ (511,698)
Consolidation of Certain Variable Interest Entities [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Decrease in total assets				¥ 1,120,091
Increase in total liabilities				3,327
Consolidation of Certain Variable Interest Entities [Member] | Investment Funds [Member] | Previously Reported [Member]
Variable Interest Entity [Line Items]
Decrease in total assets				1,141,181
Increase in total liabilities				¥ 1,381

[1]	The total assets of investment funds decreased by ¥1,120,091 million and total liabilities increased by ¥3,327 million on April 1, 2016 due to the adoption of the new consolidation guidance. The adoption of the new guidance resulted in changes to the classification of certain investment funds that were previously classified as consolidated VIEs and are now classified as consolidated voting interest entities as well as changes to the consolidation status of certain investment funds. The amounts of decreased assets and increased liabilities disclosed above have been restated from ¥1,141,181 million and ¥1,381 million, respectively, that were disclosed within the condensed consolidated financial statements for the six months ended September 30, 2016. This revision did not impact the consolidated balance sheets or consolidated statements of income.
[2]	As of March 31, 2017, Securitization of the MUFG Group's assets includes ¥5,793,956 million of assets primarily consisting of loans and ¥5,793,956 million of liabilities primarily consisting of long-term debt relating to eligible beneficiary interests in housing loan trusts. For more information, see analysis of each transaction category below.